Fair value measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements

Note 14—Fair value measurements

The following tables summarize the Company’s financial assets and liabilities measured at fair value on recurring basis by level within the fair value hierarchy as of the dates indicated (in thousands):

Schedule of assets and liabilities measured at fair value on recurring basis
	As of June 30, 2023
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$(29,795)	$-
Redemption Feature Derivative	-	-	(2,231)
Additional Subordinated Term Loan Warrants Derivative	-	-	(12,816)
Earn-out liabilities	-	-	(310)
Total	$-	$(29,795)	$(7,165)

	As of December 31, 2022
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$(20,890)	$-
Redemption Feature Derivative	-	-	(826)
Earn-out liabilities	-	-	(5,600)
Total	$-	$(20,890)	$(6,426)

Level 3 Rollfoward	Redemption Feature Derivative	Additional Subordinated Term Loan Warrants Derivative	Earn-out liabilities
December 31, 2022 balances	$(826)	$-	$(5,600)
Additions	(474)	(2,887)	-
Changes in fair value	(2,198)	-	4,820
March 31, 2023 balances	(3,498)	(2,887)	(780)
Additions	-	(9,377)	-
Changes in fair value	1,267	(1,602)	470
Reclassified to level 2	-	1,050	-
June 30, 2023 balances	$(2,231)	$(12,816)	$(310)

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and contract assets and liabilities, approximate fair value due to their short-term maturities and are excluded from the fair value table above.

Warrant liabilities – The warrant liabilities were classified to level 2 as of June 30, 2023 and December 31, 2022. The outstanding warrants which were classified as warrant liabilities as of June 30, 2023 were the YA Warrant and the June 2023 Term Loan Warrants. In addition, as of December 31, 2022, the Advisor Warrants were classified as warrant liabilities as their terms were not determined at that time. The Advisor Warrants were reclassified to equity on January 16, 2023. The sole underlying asset of the outstanding warrant liabilities as of June 30, 2023 and December 31, 2022 was Class A Common Stock, which is an observable input, however the value of the warrants themselves were not directly or indirectly observable. The fair value of the warrant liabilities were determined based on price of the underlying share and the terms of each warrant, specifically whether each warrant is exercisable for a fixed number of shares of Class A Common Stock hence the value of the total shares a warrant is exercisable for is variable, or a fixed value of shares of Class A Common Stock thus the number of the total shares a warrant is exercisable for is variable. The exercise prices of the liability-classified warrants which were outstanding as of June 30, 2023 and December 31, 2022 were minimal ($0.01 per Class A Common Stock share for the Advisor Warrants and the June 2023 Term Loan Warrants and $0.0001 per Class A Common Stock share for the YA Warrant) and did not have significant impact to the fair value measurements of these warrants. See Note 9 for further information regarding the warrant liabilities.

Redemption Feature Derivative – The Redemption Feature Derivative’s fair value was estimated using a single factor binomial lattice model (the “Lattice Model”). The Lattice Model estimates fair value based on changes in the price of the underlying equity over time. It assumes that the stock price can only go up or down at each point in time, and it considers the likelihood of each outcome using a risk-neutral probability framework.

The Lattice Model the Company utilized is a single-factor model, which means it only considers uncertainty related to the Company’s stock price. It calculates the value of the option to convert the YA Convertible Debentures into Class A Common Stock using a binomial tree structure and backward induction. The payoffs of the YA Convertible Debentures were computed via backward induction and discounted at a blended rate. The key inputs to the Lattice Model are the yield of a hypothetical identical note without the conversion features, and the volatility of common stock.

The following table provides quantitative information of the key assumptions utilized in the Redemption Feature Derivative fair value measurements as of measurement dates:

Schedule of derivative fair value measurements
	As of June 30, 2023	As of February 3, 2023	As of December 31, 2022
Price of Class A Common Stock	$0.37	$1.56	$1.78
Risk-free interest rate	5.41%	4.63%	4.60%
Yield	13.4%	13.6%	15.6%
Expected volatility	50.0%	50.0%	50.0%

As of December 31, 2022, the Redemption Feature Derivative outstanding was a derivative embedded in the First YA Convertible Debenture. On February 3, 2023, the Second YA Convertible Debenture was issued with identical terms to the First YA Convertible Debenture, except for the principal amount, purchase price and the fixed conversion price. The Company measured and recognized the fair value of the Redemption Feature Derivative as of December 31, 2022, February 3, 2023 which is the Second YA Convertible Debenture issuance date, March 31, 2023 and June 30, 2023 in derivative liabilities on the consolidated balance sheets, with the respective fair value adjustment recorded in loss on change in fair value of derivatives as a component of other income (expense) on the consolidated statements of operations.

Additional Subordinated Term Loan Warrants Derivative – The Additional Subordinated Term Loan Warrants Derivative’s fair value was estimated using a discounted cashflow/expected present value method. The value the Additional Subordinated Term Loan Warrants earn was $0.35 million for each additional full calendar month after March 22, 2023 through June 22, 2023, and starting June 23, 2023, the value the Additional Subordinated Term Loan Warrants earn increases by $25,000 for each additional full calendar month thereafter until the Company repays the Subordinated Term Loan in full. The key assumption utilized was the probability of the Subordinated Term Loan remaining unpaid through its maturity, which the Company determined to be approximately 75% as of March 22, 2023, which was the execution date of the second amendment to the Subordinated Term Loan, and approximately 100% as of June 30, 2023. As of June 30, 2023, the Company applied a discount rate of 15.0% to calculate the present value of the Additional Subordinated Term Loan Warrants Derivative. The Company measured and recognized fair value for the Additional Subordinated Term Loan Warrants Derivative as of the execution dates of the first (November 18, 2022), second (March 22, 2023) and third amendments (June 7, 2023) to the Subordinated Term Loan Warrants agreements, December 31, 2022, March 31, 2023 and June 30, 2023 in derivative liabilities on the consolidated balance sheets, with the respective fair value adjustment recorded in loss on change in fair value of derivatives as a component of other income (expense) on the consolidated statements of operations.

Earn-out liabilities – For the contingent consideration related to the Earn-Out Interests, the fair value was estimated using a Monte-Carlo Simulation in which the fair value was based on the simulated stock price of the Company over the maturity date of the contingent consideration. The key inputs used in the determination of the fair value included current stock price, expected volatility, and expected term.

The following table provides quantitative information of the key assumptions utilized in the earn-out liabilities fair value measurements as of measurement dates:

Schedule of derivative fair value measurements
	As of June 30, 2023	As of December 31, 2022
Price of Class A Common Stock	$0.37	$1.78
Risk-free interest rate	4.30%	4.00%
Expected volatility	75.0%	65.0%
Expected remaining term	4.1 years	4.6 years

The Company measured and recognized the fair value of the Earn-Out Interests as of December 31, 2022, March 31, 2023 and June 30, 2023 in earn-out liabilities on the consolidated balance sheets, with the respective fair value adjustment recorded in gain on change in fair value of earn-out liabilities as a component of other income (expense) on the accompanying condensed consolidated statements of operations for the three and six months ended June 30, 2023.

Note 17—Fair value measurements

The following tables summarize the Company’s financial assets and liabilities measured at fair value on recurring basis by level within the fair value hierarchy as of the dates indicated (in thousands):

Schedule of assets and liabilities measured at fair value on recurring basis
	As of December 31, 2022
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$(20,890)	$-
Redemption feature derivative	-	-	(826)
Earn-out liabilities	-	-	(5,600)
Total	$-	$(20,890)	$(6,426)

	As of December 31, 2021
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$-	$(1,380)
Deferred compensation – phantom units	-	-	(8,321)
Total	$-	$-	$(9,701)

Level 3 Rollfoward	Redemption feature derivative	Earn-out liabilities	Warrant liabilities	Deferred compensation – phantom units
December 31, 2021 balances	$-	$-	$(1,380)	$(8,321)
Additions	(256)	(74,100)	-	-
Changes in fair value	(570)	68,500	(1,931)	(6,783)
Reclassified to equity	-	-	3,311	15,104
December 31, 2022 balances	$(826)	$(5,600)	$-	$-

The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and contract assets and liabilities, approximate fair value due to their short-term maturities and are excluded from the fair value table above.

Warrant liabilities – The warrant liabilities were classified to level 3 as of December 31, 2021 and to level 2 as of December 31, 2022. The sole underlying asset of the warrant liabilities outstanding as of December 31, 2021 was Holdings LLC’s Class A Units, which the Company considered unobservable input in which there is little or no market data, while as of December 31, 2022, the sole underlying asset of the outstanding warrant liabilities was the Company’s Class A Common Stock, which is an observable input, however the value of the warrants themselves are not directly or indirectly observable. The fair value of the warrant liabilities were determined based on price of the underlying share or unit and the terms of each warrant, specifically whether each warrant is exercisable for a fixed number of shares of Class A Common Stock hence the value of the total shares a warrant is exercisable for is variable, or a fixed value of shares of Class A Common Stock thus the number of the total shares a warrant is exercisable for is variable. The exercise prices of the warrants which were outstanding during the years ended December 31, 2022 and 2021 were minimal ($0.01 per common unit or common stock share for the Term Loan Warrants, the Subordinated Term Loan Warrants and the Advisor Warrants and $0.0001 per common stock share for the YA Warrant) and did not have significant impact to the fair value measurements of these warrants. See Note 10 for further information regarding the warrant liabilities.

Redemption feature derivative – The redemption feature derivative’s fair value was estimated using a single factor binomial lattice model (the “Lattice Model”). The Lattice Model estimates fair value based on changes in the price of the underlying equity over time. It assumes that the stock price can only go up or down at each point in time, and it considers the likelihood of each outcome using a risk-neutral probability framework.

The Lattice Model the Company utilized is a single-factor model, which means it only considers uncertainty related to the Company’s stock price. It calculates the value of the option to convert the First YA Convertible Debenture into Class A Common Stock using a binomial tree structure and backward induction. The payoffs of the First YA Convertible Debenture were computed via backward induction and discounted at a blended rate. The key inputs to the Lattice Model are the yield of a hypothetical identical note without the conversion features, and the volatility of common stock.

The following table provides quantitative information of the key assumptions utilized in the redemption feature derivative fair value measurements as of measurement dates:

Schedule of Redemption feature derivative fair value measurements
	As of November 30, 2022	As of December 31, 2022
Price of Class A Common Stock	$2.09	$1.78
Risk-free interest rate	4.56%	4.60%
Yield	15.6%	15.6%
Expected volatility	45.0%	50.0%

The Company measured and recognized the fair value of the redemption feature derivative as of November 30, 2022, the First YA Convertible Debenture issuance date, and December 31, 2022 in derivative liabilities on the consolidated balance sheets, with the respective fair value adjustment recorded in loss on change in fair value of derivatives on the consolidated statement of operation for the year ended December 31, 2022.

Earn-out liabilities – For the contingent consideration related to the Earn-Out Interests, the fair value was estimated using a Monte-Carlo Simulation in which the fair value was based on the simulated stock price of the Company over the maturity date of the contingent consideration. The key inputs used in the determination of the fair value included current stock price, expected volatility, and expected term.

The following table provides quantitative information of the key assumptions utilized in the earn-out liabilities fair value measurements as of measurement dates:

	As of August 15, 2022	As of December 31, 2022
Price of Class A Common Stock	$10.18	$1.78
Risk-free interest rate	2.90%	4.00%
Expected volatility	35.0%	65.0%
Expected remaining term	5.0 years	4.6 years

The Company measured and recognized the fair value of the Earn-Out Interests as of the Closing Date and December 31, 2022 in earn-out liabilities on the consolidated balance sheet, with the respective fair value adjustment recorded in gain on change in fair value of earn-out liabilities on the consolidated statement of operations for the year ended December 31, 2022.

For information regarding the fair value measurement of the forward purchase option derivative, see Note 12. For information regarding the fair value measurement of phantom units, see Note 14.